Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Key assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key contract provisions relating to contractholder funds:
Total contractholder funds	$ 18,371	$ 19,434	$ 20,260	$ 21,295
Interest-sensitive life insurance contract charges
Key contract provisions relating to contractholder funds:
Period for withdrawal or surrender charges	20 years
Total contractholder funds	$ 8,229	8,190
Equity-indexed life insurance | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	0.00%
Equity-indexed life insurance | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	10.50%
Other life insurance | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	1.00%
Other life insurance | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	6.00%
Fixed annuities contract charges
Key contract provisions relating to contractholder funds:
Percent of fixed annuities subject to market value adjustment for discretionary withdrawals	13.50%
Total contractholder funds	$ 9,681	10,828
Immediate Fixed Annuities | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	0.00%
Immediate Fixed Annuities | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	9.80%
Equity-indexed fixed annuities | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	(8.00%)
Equity-indexed fixed annuities | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	10.80%
Other fixed annuities | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	0.10%
Other fixed annuities | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	6.00%
Other investment contracts
Key contract provisions relating to contractholder funds:
Total contractholder funds	$ 461	$ 416
Other investment contracts | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	1.70%
Other investment contracts | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	10.30%